LEASES - Supplemental Balance Sheet Information Related to Leases (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Lessee, Lease, Description [Line Items]
Operating lease assets	$ 768	$ 806
Other current liabilities	152	163
Operating lease liabilities	637	669
Total operating lease liabilities	789	832
Accumulated depreciation	(31)	(37)
Net property, plant and equipment	25	29
Current portion of long-term debt	7	9
Long-term debt	18	19
Total finance lease liabilities	$ 25	$ 28
Weighted-average remaining lease term
Operating leases	8 years	7 years 1 month 6 days
Finance leases	4 years 8 months 12 days	4 years 2 months 12 days
Weighted-average discount rate
Operating leases	4.70%	4.40%
Finance leases	3.80%	3.70%
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Other current liabilities	Other current liabilities
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Property, Plant and Equipment, Net	Property, Plant and Equipment, Net
Finance Lease, Liability, Current, Statement of Financial Position [Extensible List]	Long-Term Debt and Lease Obligation, Current	Long-Term Debt and Lease Obligation, Current
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Long-term debt less current portion	Long-term debt less current portion
Land and buildings
Lessee, Lease, Description [Line Items]
Finance Lease, right-of-use asset	$ 9	$ 5
Machinery and equipment
Lessee, Lease, Description [Line Items]
Finance Lease, right-of-use asset	$ 47	$ 61